Derivative Financial Instruments - Schedule of Fair Value of Derivative Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Level 2 | Measured at fair value on a recurring basis
Derivative [Line Items]
Derivative Assets	$ 1,906	$ 29,868
Derivative Liabilities	$ 3,403	$ 3,021
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities
Interest rate contracts | Level 2 | Measured at fair value on a recurring basis
Derivative [Line Items]
Derivative Assets	$ 1,906	$ 14,141
Designated as Hedging Instrument | Foreign exchange contracts | Level 2 | Measured at fair value on a recurring basis
Derivative [Line Items]
Derivative Assets	0	15,727
Derivative Liabilities	0	0
Designated as Hedging Instrument | Interest rate contracts
Derivative [Line Items]
Derivative Assets	1,906	14,141
Derivative Liabilities	3,403	3,021
Designated as Hedging Instrument | Interest rate contracts | Level 2 | Measured at fair value on a recurring basis
Derivative [Line Items]
Derivative Assets	1,906	14,141
Derivative Liabilities	$ 3,403	$ 3,021